COMMITMENTS AND CONTINGENCIES	21 Months Ended
Sep. 30, 2012
Notes
COMMITMENTS AND CONTINGENCIES

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.